TAXATION - Reconciliation of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net income/(loss) of equity investees	$ (72,146)	¥ (496,048)	¥ (1,217,388)	¥ (1,362,953)
Income tax computed at the statutory tax rate of 25%	18,037	124,012	304,346	340,738
Non-deductible expenses	(11,062)	(76,056)	(113,139)	(19,102)
Effect of different tax rates in different jurisdictions and preferential tax rate	(702)	(4,826)	(4,220)	(69)
Research and development expenses deduction	1,781	12,248	9,441	3,139
Non-taxable income	2,487	17,097	13,985	3,333
Over-accrued EIT for previous years	(1,276)	(8,770)	(154)
Deferred tax expense	(602)	(4,140)	(19,362)
Tax rate change	2,439	16,771
Unutilized expired tax loss	(1,961)	(13,482)	(31,373)	(11,099)
Change in valuation allowance	(10,870)	(74,741)	(169,380)	(317,510)
Income tax expense (benefit), total	$ (1,729)	¥ (11,887)	¥ (9,856)	¥ (570)
PRC
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Percentage of PRC income tax	25.00%	25.00%	25.00%	25.00%